Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ 7,951,778	$ 8,391,670
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	293,361	424,169
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	108,404	70,153
Eliminations
Segment Reporting Information [Line Items]
Total assets	(28,016)	(19,414)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	5,207,158	5,188,088
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	12,540	39,450
Teekay Tankers [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	2,093,433	2,106,169
Teekay Parent | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	92,040	38,280
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	172,858	311,550
Teekay Offshore [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 0	$ 233,225